UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS	9 Months Ended
Sep. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (15,696,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income tax provision	(4,336,000)
Changes in operating assets and liabilities:
Net cash used in operating activities	10,898,000
Cash Flows from Investing Activities
Net cash used in investing activities	(4,900,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor	35,000,000
Net cash provided by financing activities	34,277,000
Net change in cash	39,471,000
Cash - end of the period	145,597,000
Supplemental disclosure of noncash activities:
Cash - beginning of the period	106,126,000
890 5TH AVENUE PARTNERS, INC.
Cash Flows from Operating Activities:
Net loss	(3,674,779)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized gain from investments held in Trust Account	(10,994)
Offering costs associated with issuance of public and private warrants	231,566
Change in fair value of warrant liabilities	806,967
Changes in operating assets and liabilities:
Prepaid expenses	(543,006)
Accounts payable	349,077
Accrued expenses	(79,731)
Franchise tax payable	149,139
Net cash used in operating activities	(2,771,761)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(287,500,000)
Net cash used in investing activities	(287,500,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross	287,500,000
Proceeds received from private placement	7,775,000
Advances from related party	20,125
Proceeds from working capital loan - related party	1,000,000
Repayment of advances from related party	(33,175)
Repayment of note payable to related party	(300,000)
Payment of offering costs	(5,832,150)
Net cash provided by financing activities	290,129,800
Net change in cash	(141,961)
Cash - end of the period	59,820
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses	70,000
Cash - beginning of the period	$ 201,781